Registration No. 333-111097

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS PREMIER MANAGER FUNDS I

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement.

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-111097), filed on December 11, 2003.

This Post-Effective Amendment is being filed solely for the purpose to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinions.

DREYFUS PREMIER MANAGER FUNDS I
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed November 18, 2003.

Item 16	Exhibits. All references are to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, filed on November 18, 2003 (File No. 333-106576) (the "Registration Statement") unless otherwise noted.

(1)(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registration Statement.

(3)	Not Applicable.

(4)	Agreements and Plans of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement is incorporated by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 1 to the Registration Statement.

(6)(b)	Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) of Pre-Effective Amendment No. 1 to the Registration Statement.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Pre-Effective Amendment No. 1 to the Registration Statement.

(8)	Not Applicable.

(9)(a)	Mutual Fund Custody and Services Agreement is incorporated by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 to the Registration Statement.

(9)(b)	Custody Agreement is incorporated by reference to Exhibit (g)(2) of Pre-Effective Amendment No. 1 to the Registration Statement.

(9)(c)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(3) of Pre-Effective Amendment No. 1 to the Registration Statement.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Pre-Effective Amendment No. 1 to the Registration Statement.

(10)(b)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (n) of Pre-Effective Amendment No. 1 to the Registration Statement.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Pre-Effective Amendment No. 1 to the Registration Statement.

(11)	Opinion and consent of Registrant's counsel regarding the issuance of shares.*

(12)	Opinions and consents of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consents of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney.*

(17)(a)	Forms of Proxy.*

(17)(b)	Registrant's Prospectuses dated December 9, 2003 are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement, filed December 5, 2003.

(17)(c)	The Bear Stearns Fund's Prospectuses and Statement of Additional Information dated August 1, 2003, as revised August 8, 2003 are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of The Bear Stearns Funds, filed on July 25, 2003 (File No. 33-84842).

__________

* **	Filed previously. Filed herein.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

          As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 24th day of May, 2004.

DREYFUS PREMIER MANAGER FUNDS I (Registrant) By: /s/ Stephen E. Canter Stephen E. Canter, President

Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	5/24/04

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	5/24/04

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	5/24/04

/s/ David P. Feldman* David P. Feldman	Board Member	5/24/04

/s/ Ehud Houminer* Ehud Houminer	Board Member	5/24/04

/s/ Gloria Messinger* Gloria Messinger	Board Member	5/24/04

/s/ T. John Szarkowski* T. John Szarkowski	Board Member	5/24/04

/s/ Anne Wexler* Anne Wexler	Board Member	5/24/04

*By: /s/ Jeff Prusnofsky
        Jeff Prusnofsky
        Attorney-in-Fact

Exhibit Index

(12)	Opinions and Consents of Counsel regarding tax matters.